Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the Three months ended June 30,		For the Six months ended June 30,
	2024	2023	2024	2023
Income / (Loss) attributable to common equity holders	3,279	(1,161)	2,980	1,425
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301	20,582,301
Net income/(loss) per common share - basic and diluted	$0.16	$(0.06)	$0.14	$0.07